DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Revenues	$ 0	$ 14,187	$ 95,773
(Loss) income	$ (11,422)	$ (1,800)	$ (166,679)